Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	May 21, 2019	Jan. 31, 2018	Jan. 31, 2019	Oct. 31, 2018
Disclosure Of Income Taxes [line items]
Additional income tax by denying the tax deductibility				$ 527
Tax assessment [member]
Disclosure Of Income Taxes [line items]
Additional income tax by denying the tax deductibility	$ 273
Enron [member]
Disclosure Of Income Taxes [line items]
2005 Enron settlement payments and related legal expenses amount				$ 3,000
Tax benefit recognized			$ 38
U.S [member]
Disclosure Of Income Taxes [line items]
U.S. tax reforms new tax rate		21.00%